Qualitative and Quantitative Information of Financial Risks - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign currency exchange gain (loss)	€ 859	€ (2,584)	€ (448)
Trade receivables	218,695	171,803
Trade receivables not overdue	164,106
Trade receivables overdue	54,589
Allowance for doubtful accounts	5,961	€ 6,544
Overdue Within 90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	46,483
Overdue Between 90 and 180 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	4,444
Overdue Beyond 365 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables overdue	€ 3,674